UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2015

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (99.6%)(a)
		Shares	Value

Australia (5.6%)

BHP Billiton PLC		623,412	$17,308,304

Challenger, Ltd.		1,940,537	12,105,299

G8 Education, Ltd.		1,639,653	7,334,608

Origin Energy, Ltd.		776,988	10,148,510

Telstra Corp., Ltd.		2,184,309	10,105,329

			57,002,050
Austria (0.9%)

voestalpine AG		223,788	8,844,765

			8,844,765
Belgium (2.5%)

Anheuser-Busch InBev NV		141,393	15,684,653

Solvay SA		63,884	9,793,866

			25,478,519
Brazil (0.1%)

Bigfoot GmbH (acquired 8/2/13, cost $1,011,174) (Private)(F)(RES)(NON)		46	625,147

			625,147
Canada (1.3%)

Suncor Energy, Inc.		357,000	12,919,514

			12,919,514
China (4.0%)

Alibaba Group Holding, Ltd. ADR(NON)		116,145	10,319,483

China Resources Power Holdings Co., Ltd.		2,828,000	7,636,679

China ZhengTong Auto Services Holdings, Ltd.		13,914,500	8,137,835

Haier Electronics Group Co., Ltd.		2,226,000	5,819,947

Tencent Holdings, Ltd.		573,000	8,529,729

			40,443,673
France (11.7%)

Air Liquide SA		74,431	9,049,160

Airbus Group NV		188,979	11,862,212

Alcatel-Lucent(NON)(S)		2,075,319	6,409,197

BNP Paribas SA		218,169	14,427,176

Faurecia		234,426	7,465,888

Gaztransport Et Technigaz SA		120,352	7,119,381

Natixis		1,408,678	9,688,879

Numericable Group SA(NON)(S)		134,700	7,186,519

Renault SA		71,332	5,148,735

Sanofi		257,548	29,055,326

Veolia Environnement SA		693,063	12,164,210

			119,576,683
Germany (6.5%)

Deutsche Post AG		592,600	18,951,455

HeidelbergCement AG		80,414	5,313,499

Henkel AG & Co. KGaA (Preference)		159,118	15,889,121

Siemens AG		141,255	16,835,681

Wacker Chemie AG		61,364	7,417,620

Zalando SE (acquired 9/30/13, cost $1,748,818) (Private)(F)(RES)(NON)		72,930	1,782,411

Zalando SE(NON)		22,678	615,834

			66,805,621
Ireland (1.9%)

Bank of Ireland(NON)		16,580,467	6,495,172

Kerry Group PLC Class A		182,607	12,876,630

			19,371,802
Italy (2.8%)

Luxottica Group SpA		199,989	10,391,525

Telecom Italia SpA RSP		9,836,621	8,717,864

UniCredit SpA		1,275,418	9,987,815

			29,097,204
Japan (17.6%)

Astellas Pharma, Inc.		933,500	13,912,530

Daikin Industries, Ltd.		170,100	10,556,130

Japan Airlines Co., Ltd.		236,800	6,480,629

Japan Tobacco, Inc.		583,600	18,996,314

Mitsubishi Corp.		623,300	12,775,037

Nippon Telegraph & Telephone (NTT) Corp.		114,800	7,144,722

NSK, Ltd.		715,000	10,192,534

Panasonic Corp.		923,200	10,990,792

SMC Corp.		35,700	9,858,723

Sumitomo Mitsui Financial Group, Inc.		514,600	20,999,613

Tokyo Gas Co., Ltd.		3,304,000	18,584,474

Toshiba Corp.		2,583,000	11,979,163

Toyota Motor Corp.		480,200	28,219,891

			180,690,552
Mexico (0.7%)

Grupo Financiero Banorte SAB de CV		1,164,000	7,454,349

			7,454,349
Netherlands (1.8%)

ING Groep NV GDR(NON)		1,327,125	18,876,745

			18,876,745
Norway (0.9%)

DNB ASA		472,368	8,834,100

			8,834,100
Singapore (2.4%)

Ezion Holdings, Ltd.		9,841,200	13,968,757

United Overseas Bank, Ltd.		578,000	10,127,954

			24,096,711
South Korea (3.4%)

Coway Co., Ltd.		115,953	9,232,560

Samsung Electronics Co., Ltd.		7,832	8,767,855

SK Hynix, Inc.(NON)		202,601	8,967,325

SK Telecom Co., Ltd.		28,327	7,779,049

			34,746,789
Spain (2.6%)

Atresmedia Corporacion de Medios de Comunicacion SA(S)		508,525	7,734,790

Banco de Sabadell SA		2,723,322	7,991,243

Grifols SA ADR		309,307	10,865,955

			26,591,988
Sweden (2.6%)

Assa Abloy AB Class B		277,454	14,228,115

Com Hem Holding AB(NON)		1,012,546	7,377,244

Intrum Justita AB		190,864	5,365,857

			26,971,216
Switzerland (3.0%)

Compagnie Financiere Richemont SA		106,976	8,766,435

Roche Holding AG-Genusschein		74,566	22,079,148

			30,845,583
United Arab Emirates (0.9%)

Dubai Islamic Bank PJSC		4,206,680	9,459,904

			9,459,904
United Kingdom (23.6%)

Admiral Group PLC		321,160	6,657,978

Associated British Foods PLC		289,539	12,543,482

AstraZeneca PLC		348,477	24,966,342

BG Group PLC		761,824	14,013,547

Britvic PLC		628,454	6,769,200

BT Group PLC		1,886,840	11,557,777

Compass Group PLC		887,415	14,332,465

Genel Energy PLC(NON)		462,461	6,254,379

Kingfisher PLC		1,474,984	7,730,564

Liberty Global PLC Ser. C		123,400	5,061,251

Metro Bank PLC (acquired 1/15/14, cost $2,770,188) (Private)(F)(RES)(NON)		130,140	2,699,275

Persimmon PLC		539,023	11,585,344

Prudential PLC		715,831	15,899,174

Regus PLC		2,782,494	7,643,250

Royal Dutch Shell PLC Class A		781,027	29,790,044

St James's Place PLC		616,966	7,254,749

Telecity Group PLC		785,758	9,497,446

Thomas Cook Group PLC(NON)		4,394,263	8,418,938

TSB Banking Group PLC(NON)(S)		1,733,377	7,774,737

TUI Travel PLC		1,710,670	10,744,336

Vodafone Group PLC		2,266,666	7,471,672

WPP PLC		658,488	13,171,151

			241,837,101
United States (2.8%)

Google, Inc. Class C(NON)		19,096	11,025,267

Tyco International, Ltd.		211,518	9,427,357

Visa, Inc. Class A		38,400	8,193,409

			28,646,033

Total common stocks (cost $909,192,187)			$1,019,216,049

SHORT-TERM INVESTMENTS (1.7%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	Shares	14,418,425	$14,418,425

Putnam Short Term Investment Fund 0.06%(AFF)	Shares	730,282	730,282

SSgA Prime Money Market Fund 0.01%(P)	Shares	110,000	110,000

U.S. Treasury Bills with an effective yield of 0.10%, July 23, 2015(SEGSF)		$30,000	29,986

U.S. Treasury Bills with an effective yield of 0.05%, January 15, 2015(SEGSF)		150,000	149,992

U.S. Treasury Bills with effective yields ranging from zero% to 0.05%, December 18, 2014(SEGSF)		530,000	529,980

U.S. Treasury Bills with an effective yield of 0.02%, December 4, 2014(SEGSF)		430,000	429,988

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEGSF)		200,000	199,987

U.S. Treasury Bills with an effective yield of 0.03%, October 16, 2014(SEGSF)		342,000	341,995

U.S. Treasury Bills with an effective yield of 0.03%, October 2, 2014(SEGSF)		10,000	10,000

Total short-term investments (cost $16,950,586)			$16,950,635

TOTAL INVESTMENTS

Total investments (cost $926,142,773)(b)			$1,036,166,684

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $217,561,335) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/15/14	$1,197,263	$1,289,671	$(92,408)
Barclays Bank PLC
	British Pound	Sell	12/17/14	2,314,760	2,386,567	71,807
	Canadian Dollar	Buy	10/15/14	7,586,560	7,957,271	(370,711)
	Euro	Sell	12/17/14	651,582	677,215	25,633
	Hong Kong Dollar	Buy	11/19/14	2,278,909	2,283,876	(4,967)
	Japanese Yen	Buy	11/19/14	8,267,032	8,590,157	(323,125)
	Swedish Krona	Sell	12/17/14	1,058,217	1,088,448	30,231
	Swiss Franc	Buy	12/17/14	3,105,771	3,227,314	(121,543)
Citibank, N.A.
	Danish Krone	Buy	12/17/14	14,009,015	14,578,524	(569,509)
Credit Suisse International
	Australian Dollar	Sell	10/15/14	16,572,388	17,642,810	1,070,422
	Canadian Dollar	Buy	10/15/14	2,476,696	2,597,698	(121,002)
	Japanese Yen	Buy	11/19/14	3,859,215	3,890,876	(31,661)
	Norwegian Krone	Buy	12/17/14	709,565	734,664	(25,099)
	Swiss Franc	Buy	12/17/14	7,108,504	7,303,385	(194,881)
Deutsche Bank AG
	British Pound	Buy	12/17/14	6,142,505	6,151,974	(9,469)
	British Pound	Sell	12/17/14	6,142,505	6,250,906	108,401
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/15/14	478,486	454,994	(23,492)
	British Pound	Buy	12/17/14	12,580,996	12,770,694	(189,698)
	British Pound	Sell	12/17/14	12,580,996	12,761,652	180,656
	Euro	Sell	12/17/14	3,977,229	4,094,078	116,849
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/17/14	1,996,901	2,011,036	(14,135)
	British Pound	Sell	12/17/14	1,996,901	2,030,832	33,931
	Euro	Sell	12/17/14	1,402,115	1,458,244	56,129
	Japanese Yen	Buy	11/19/14	7,679,598	8,156,016	(476,418)
	Norwegian Krone	Buy	12/17/14	205,356	212,623	(7,267)
	Singapore Dollar	Sell	11/19/14	8,883,534	9,082,349	198,815
	Swedish Krona	Sell	12/17/14	2,456,671	2,470,957	14,286
	Swiss Franc	Buy	12/17/14	11,471,300	11,920,094	(448,794)
State Street Bank and Trust Co.
	Euro	Sell	12/17/14	11,045,176	11,444,362	399,186
	Israeli Shekel	Buy	10/15/14	4,573,432	4,914,707	(341,275)
	Swiss Franc	Buy	12/17/14	8,383,768	8,712,243	(328,475)
UBS AG
	British Pound	Sell	12/17/14	23,849,572	24,286,362	436,790
	Euro	Sell	12/17/14	3,215,575	3,341,903	126,328
	Swiss Franc	Buy	12/17/14	10,379,474	10,786,833	(407,359)

Total						$(1,231,824)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,023,172,653.
(b)	The aggregate identified cost on a tax basis is $926,293,866, resulting in gross unrealized appreciation and depreciation of $146,568,186 and $36,695,368, respectively, or net unrealized appreciation of $109,872,818.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,106,833, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,617,967	$63,896,268	$64,783,953	$898	$730,282
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $14,418,425, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $13,664,217.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $2,097,513 to cover certain derivatives contracts.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	18.6%
	Financials	17.3
	Industrials	14.3
The fund had the following industry concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	Banks	13.2%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $758,140 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,268,609 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,603,982 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$57,002,050	$—
Austria	—	8,844,765	—
Belgium	—	25,478,519	—
Brazil	—	—	625,147
Canada	12,919,514	—	—
China	10,319,483	30,124,190	—
France	—	119,576,683	—
Germany	—	65,023,210	1,782,411
Ireland	—	19,371,802	—
Italy	—	29,097,204	—
Japan	—	180,690,552	—
Mexico	7,454,349	—	—
Netherlands	—	18,876,745	—
Norway	—	8,834,100	—
Singapore	—	24,096,711	—
South Korea	—	34,746,789	—
Spain	10,865,955	15,726,033	—
Sweden	—	26,971,216	—
Switzerland	—	30,845,583	—
United Arab Emirates	—	9,459,904	—
United Kingdom	5,061,251	234,076,575	2,699,275
United States	28,646,033	—	—
Total common stocks	75,266,585	938,842,631	5,106,833
Short-term investments	840,282	16,110,353	—

Totals by level	$76,106,867	$954,952,984	$5,106,833

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,231,824)	$—

Totals by level	$—	$(1,231,824)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,869,464	$4,101,288

Total	$2,869,464	$4,101,288

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$257,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	$–	$127,671	$–	$1,070,422	$108,401	$297,505	$303,161	$399,186	$563,118	$2,869,464

	Total Assets	$–	$127,671	$–	$1,070,422	$108,401	$297,505	$303,161	$399,186	$563,118	$2,869,464

	Liabilities:
	Forward currency contracts#	92,408	820,346	569,509	372,643	9,469	213,190	946,614	669,750	407,359	4,101,288

	Total Liabilities	$92,408	$820,346	$569,509	$372,643	$9,469	$213,190	$946,614	$669,750	$407,359	$4,101,288

	Total Financial and Derivative Net Assets	$(92,408)	$(692,675)	$(569,509)	$697,779	$98,932	$84,315	$(643,453)	$(270,564)	$155,759	$(1,231,824)
	Total collateral received (pledged)##†	$–	$(554,000)	$(499,982)	$683,351	$98,932	$–	$(550,000)	$–	$74,789
	Net amount	$(92,408)	$(138,675)	$(69,527)	$14,428	$–	$84,315	$(93,453)	$(270,564)	$80,970

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014